Shareholder Report, Holdings (Details) - Golden Eagle Dynamic Hypergrowth ETF	Jun. 30, 2026
MaxLinear, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.56%
Argan, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%
Dell Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%
Seagate Technology Holdings plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%
Comfort Systems USA, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%
Modine Manufacturing Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%
Ouster, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%
AMN Healthcare Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%
Western Digital Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%
Oscar Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.07%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.37%
Financials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.81%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.35%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.02%
Information Technology - Computers Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.83%
Information Technology - Semiconductors Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.09%
Information Technology - Misc Sector. [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.78%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%